CONSOLIDATING SUMMARY FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	$ 2,126.7	$ 1,802.3
Current liabilities	1,060.1	685.5
Revenue	5,148.8	4,239.7
Net earnings (loss) attributable to common shareholders	948.8	416.3
Reportable legal entities
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	2,126.7	1,802.3
Non-current assets	8,738.9	8,741.0
Current liabilities	1,060.1	685.5
Non-current liabilities	2,804.9	3,672.1
Revenue	5,148.8	4,239.7
Net earnings (loss) attributable to common shareholders	948.8	416.3
Consolidation Adjustments
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	(5,405.2)	(5,189.4)
Non-current assets	(36,826.2)	(36,968.7)
Current liabilities	(5,405.2)	(5,189.4)
Non-current liabilities	(4,156.1)	(5,496.6)
Revenue	(3,216.0)	(2,917.7)
Net earnings (loss) attributable to common shareholders	(2,806.4)	(1,627.0)
Kinross Gold Corp.
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	878.5	833.8
Non-current assets	8,792.3	8,638.4
Current liabilities	449.2	187.6
Non-current liabilities	2,360.0	3,200.9
Revenue	3,538.8	3,003.4
Net earnings (loss) attributable to common shareholders	948.8	416.3
Guarantor Subsidiaries
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	2,806.0	2,522.7
Non-current assets	5,667.5	5,626.2
Current liabilities	1,521.3	1,500.5
Non-current liabilities	1,140.5	1,149.7
Revenue	3,266.1	2,953.2
Net earnings (loss) attributable to common shareholders	457.3	263.2
Non-Guarantor Subsidiaries
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Current assets	3,847.4	3,635.2
Non-current assets	31,105.3	31,445.1
Current liabilities	4,494.8	4,186.8
Non-current liabilities	3,460.5	4,818.1
Revenue	1,559.9	1,200.8
Net earnings (loss) attributable to common shareholders	$ 2,349.1	$ 1,363.8